SHARE OPTIONS AND SHARE WARRANTS (Schedule of Assumption Determining Fair Value of Share Options) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr
Key management personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility		40.62%	29.63%
Weighted average expected life | yr		4.45	4.81
Weighted average risk free interest rate		1.59%	1.21%
Expected dividend yield		0.81%	1.14%
Key management personnel [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)		$ 0.43	$ 0.58
Total 'A' share options granted / (ADS's equivalent) | shares		5,150,000	1,700,000
Weighted average share price per 'A' share / (per ADS)		$ 1.34	$ 2.43
Weighted average exercise price per 'A' share / (per ADS)		1.34	2.43
Key management personnel [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)		$ 1.72	$ 2.32
Total 'A' share options granted / (ADS's equivalent) | shares		(1,287,500)	(425,000)
Weighted average share price per 'A' share / (per ADS)		$ 5.36	$ 9.72
Weighted average exercise price per 'A' share / (per ADS)		$ 5.36	$ 9.72
Other employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	42.69%	40.48%	36.73%
Weighted average expected life | yr	4.55	4.69	3.74
Weighted average risk free interest rate	2.72%	1.91%	1.29%
Expected dividend yield		0.81%	0.96%
Other employees [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 0.41	$ 0.44	$ 0.57
Total 'A' share options granted / (ADS's equivalent) | shares	720,000	480,000	460,000
Weighted average share price per 'A' share / (per ADS)	$ 1.07	$ 1.31	$ 2.25
Weighted average exercise price per 'A' share / (per ADS)	1.07	1.31	2.25
Other employees [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS)	$ 1.64	$ 1.76	$ 2.28
Total 'A' share options granted / (ADS's equivalent) | shares	(180,000)	(120,000)	(115,000)
Weighted average share price per 'A' share / (per ADS)	$ 4.28	$ 5.24	$ 9
Weighted average exercise price per 'A' share / (per ADS)	$ 4.28	$ 5.24	$ 9